Document and Entity Information	Sep. 30, 2023
Details
Registrant CIK	0001630176
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
Document Type	S-1/A
Entity Registrant Name	Healthy Extracts Inc.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	47-2594704
Entity Address, Address Line One	7375 Commercial Way
Entity Address, Address Line Two	Suite 125
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89011
City Area Code	702
Local Phone Number	463-1004
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false